Loss per share attributable to CVSL (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended
	Sep. 30, 2013	Jun. 30, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 16, 2014 Subsequent event	Sep. 30, 2014 Rochon Capital	Dec. 31, 2013 Rochon Capital	Apr. 10, 2013 Rochon Capital	Oct. 10, 2014 Rochon Capital Subsequent event
Loss per share attributable to common stockholders
Adjustments to net earnings	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Loss per share attributable to CVSL
Ratio of reverse stock split of outstanding shares of common stock							0.05
Number of additional shares available for issuance included in the calculation of basic and diluted shares								25,240,676	25,240,676	25,240,676	25,240,676